Note 20 - Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of components of inventories [text block]
	2024	2023
Consumable stores*	20,712	18,001
Gold in progress and Ore Stockpile@	3,056	2,303
	23,768	20,304